Available-for-Sale Investments (Tables)	12 Months Ended
Mar. 31, 2013
Investments Debt And Equity Securities [Abstract]
Summary of Available-for-Sale Debt and Equity Securities

The following is a summary of available-for-sale debt and equity securities, which are all non-restricted, as of March 31, 2013 and 2012:

	Cost		Net unrealized gains		Fair values
	2013 US$	2012 US$	2013 US$	2012 US$	2013 US$	2012 US$
Current assets:
Unlisted investments	—	2,000,000	—	—	—	2,000,000
Listed equity securities	3,138	3,138	14,015	2,928	17,153	6,066

	3,138	2,003,138	14,015	2,928	17,153	2,006,066
Non-current assets:
Unlisted investments	1,000,000	1,000,000	45,200	33,800	1,045,200	1,033,800

	1,003,138	3,003,138	59,215	36,728	1,062,353	3,039,866